Share-Based Compensation	12 Months Ended
Dec. 31, 2021
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Abstract]
Share-Based Compensation

22. Share-Based Compensation

2019 Stock Incentive Plan

The Group adopted the 2019 stock incentive plan ("2019 Plan") and obtained Board’s approval on November 1, 2019, under which the Group may grant various awards such as options, restricted shares or restricted share units to employees, directors, and consultants for services rendered. As of December 31, 2020 and 2021 the Group has reserved 4,460,600 (after the Share Consolidation 2,563,563) and 2,407,091 ordinary shares (after the Share Consolidation).

Pursuant to the plan, a grantee has the right to subscribe for the ordinary shares at a price determined by the Board. The options granted can only vest if the service conditions are met. Options granted under the plan are valid and effective for 10 years from the date of grant and vest over a service period which is generally four years; 25% of the granted options vest on the first anniversary of the grant date and the remaining options vest in equal monthly installments over next 36 months. Some options are vested in equal monthly installments or annual installments over the entire service period or vested immediately upon the grant date in instances where services had already been performed in their entirety.

The Chinese grantees are entitled to subscribe for underlying shares only if an IPO is achieved, provided that the service condition is also met. As of each grant date during the year ended December 31, 2020, management believed achievement of the IPO was probable.

The grant date of certain grantees occurred after the date they had begun rendering services to satisfy the condition attached to the share option award, the management estimated the grant date fair value in each reporting period for the purpose of recognizing the expense during the period between the service commencement date and the grant date. Once the grant date has been established, the recognized expense is based on the actual grant date fair value of the share option in the period of change.

Grantees who leave the Group other than for certain causes will lose their entitlement to the vested options if not exercised within three months of their termination date (or within three months after the IPO kick-off date for certain option holders).

2021 Stock Incentive Plan

The Group adopted 2021 Stock Incentive Plan (“2021 Plan”) effective on the day of effectiveness of its IPO. Awards granted under the 2021 Plan may be either stock options, stock appreciation rights (“SARs”), restricted stock units (“RSUs”), restricted stock awards (“RSA”) or dividend equivalent right ("DER”).

Pursuant to the plan, a grantee has the right to subscribe for the ordinary shares at a price determined by the Board. The options granted can only vest if the service conditions are met. Options granted under the plan are valid and effective for 10 years from the date of grant and vest over a service period which is generally four years; 25% of the granted options vest on the first anniversary of the grant date and the remaining options vest in equal monthly installments over next 36 months.

Grantees who leave the Group other than for certain causes will lose their entitlement to the vested options if not exercised within three months of their termination date.

In 2021, the Company granted a total of 2,403,660 options which contain 897,660 options from the 2019 Plan and 1,506,000 options from the 2021 Plan.

2021 Employee Share Purchase Plan

The Group adopted but have not yet implemented the 2021 Employee Share Purchase Plan (“2021 ESPP”). A total of 600,000 ordinary shares were initially reserved for issuance under the 2021 ESPP Plan. On the first day of each calendar year beginning on January 1, 2022 and ending on and including January 1, 2031, the number of shares available for issuance under the 2021 ESPP Plan shall be increased by that number of shares equal to the lesser of 1% of the aggregate number of ordinary shares of the Group outstanding on the final day of the immediately preceding calendar year or such smaller number of shares as determined by the Groups board of directors. No offering has been made under the 2021 ESPP Plan in the period from the adoption of the 2021 ESPP Plan to December 31, 2021.

The options activities under 2019 and 2021 Plans (after the Share Consolidation) for the year ended December 31, 2019, 2020 and 2021 were as follows:

	Number of options	Weighted average exercise price per share option
Options outstanding as of January 1, 2019	—
Granted	198,064	USD 0.9
Forfeited (i)	(7,302)	USD 0.9
Options outstanding as of December 31, 2019	190,762
Granted	1,500,887	USD 6.6
Forfeited (i)	(25,766)	USD 0.9
Options outstanding as of December 31, 2020	1,665,883
Granted	2,403,660	USD 13.8
Exercised	(163,773)	USD 0.9
Forfeited (i)	(157,381)	USD 14.7
Options outstanding as of December 31, 2021	3,748,389
Options exercisable as of December 31, 2021	485,324

The weighted average remaining contractual life of options outstanding as of December 31, 2019, 2020 and 2021 was 7.6, 9.3 and 9.2 years, respectively.

(i)
The options were forfeited when the employment terminated.

Fair value of options granted

Prior to the completion of the IPO, the Group determined its equity value which was estimated using the hybrid method and adopted the allocation model to determine the fair value of its underlying ordinary shares. After the completion of the IPO, the fair value of the share options is estimated based on the fair market value of the Company’s underlying ordinary shares at the grant date.

Based on the fair value of underlying ordinary shares, the Group used the Binomial option-pricing model to determine the fair value of options as of the grant date. Key assumptions (after the Share Consolidation) for the options granted are set forth below:

Year Ended December 31
	2019	2020	2021
Weighted average exercise price during the year	USD 0.9	USD 6.6	USD 13.8
Grant date share price	USD 1.9~USD 2.1	USD 2.1~USD 11.1	USD 4.3~USD 23.3
Risk-free interest rate	1.7%~2.1%	0.8%~1.1%	1.2%~1.7%
Expected volatility	56.6%~77.4%	61.8%~77.4%	60.5%~62.2%
Option life	10 years	10 years	10 years
Expected early exercise multiple	2.2	2.2	2.2
Dividend yield	Nil	Nil	Nil
Forfeiture rate	9.5%	9.5%	*3.0%-9.6%
Weighted average fair value of options granted during the year	USD 1.2	USD 4.2	USD 10.6

* Forfeiture rates for executives and all other employees in the year ended December 31, 2021, were 3.0% and 9.6%,

respectively.

The Company adopted the average volatility of the comparable companies as the proxy of the expected volatility of the underlying share. The volatility of each comparable company was based on the historical daily stock prices for a period with length commensurate to the remaining maturity life of the share options.

Share-based compensation to Co-Founders

On December 20, 2018, pursuant to the shareholders agreement entered into among the Company and all its shareholders in connection with its Series B financing, up to 702,278 and 1,140,474 ordinary shares (before Share Consolidation) will be issued to the Co-Founders and Connect Union, respectively, for no consideration, contingent on achieving of various R&D milestones as non-market performance conditions. Under such agreement, the ordinary shares may also be issued in a lump sum immediately after the closing of new financing that meets several requirements including, among others, the pre-money valuation of the Group exceeding USD 600,000,000 (“Financing Condition”). Such shares to be issued to Connect Union were reserved for future issuance of options.

Upon achievement of certain R&D milestones, 351,140 ordinary shares (before Share Consolidation) were vested and yet to be issued to the Co-Founders as of December 31, 2019. In January 2020, another 140,456 ordinary shares (before Share Consolidation) were vested to the Co-Founders. Accordingly, the Company issued 491,596 ordinary shares (before Share Consolidation) to the Co-Founders and 798,330 ordinary shares (before Share Consolidation) to Connect Union, respectively, for no consideration in April 2020. The Company recognized the related share-based compensation expenses in the amounts of RMB 2.7 million and RMB 1.2 million for the years ended December 31, 2019 and 2020, respectively. Unless otherwise waived by the Company and the investors party to the shareholders agreement, 210,682 ordinary shares (before Share Consolidation) are potentially issuable to the Co-Founders and 342,144 ordinary shares (before Share Consolidation) are potentially issuable to Connect Union upon achievement of the Financing Condition.

Pursuant to the shareholders agreement entered into in connection with the Company’s Series C financing in August and December 2020, upon the issuance of the remaining ordinary shares issuable upon achievement of the Financing Condition (i.e. 210,682 ordinary shares (before Share Consolidation) to be issued to the Co-Founders and 342,144 ordinary shares (before Share Consolidation) to be issued to Connect Union), the Company will be obligated to issue additional Series C preferred shares at par value to each of the Series C shareholders so that the shareholdings of the Series C preferred shares obtained by such Series C shareholders will not be diluted. As of December 31, 2020, the Company has not yet issued the above ordinary shares to Co-Founders and Connect Union, so no additional Series C preferred shares are issued.

Pursuant to the shareholders agreement, upon achievement of certain R&D milestones, 210,682 ordinary shares were issued to the Co-Founders for the year ended December 31, 2021. After the Share Consolidation, these have become 121,080 ordinary shares.

In March 2021, based on the anti-dilutive obligation of the Company to issue additional Series C preferred shares, the Company also issued additional 80,457 Series C preferred shares. After the Share Consolidation, these have become 46,232 preferred shares. Upon completion of the IPO, such preferred shares were converted to ordinary shares on a one-for-one basis.

The Group determined its equity value which was estimated using the hybrid method and adopted the allocation model to determine the fair value of this share-based payment as USD 0.9 per share before the Share Consolidation (USD 1.57 after the Share Consolidation) on the grant date. Key assumptions included risk-free interest rate of 2.5%, expected volatility of 60.0%, dividend yield of nil and were based on the management’s best estimates.

Share-based compensation to additional Series C preferred shareholder

In August 2020, the Company entered into a Series C preferred share purchase agreement with certain investors to issue 18,186,643 shares (10,452,094 after the Share Consolidation) of Series C preferred shares for a cash consideration of USD 115.0 million. Subsequent to the completion of the Series C financing in August 2020, the Company negotiated with another investor for an additional round of Series C financing. On December 1, 2020, the Company issued 3,162,894 (1,817,755 after the Share Consolidation) additional Series C preferred shares to such investor for a cash consideration of USD 20.0 million with the same subscription price and similar terms as Series C preferred shares issued in August 2020 (“Additional Series C Preferred Shares”).

According to the relevant guidance under IFRS 2, when the Group receives identifiable consideration that is less than the fair value of the equity instruments granted or liability incurred, the Group measures the identifiable goods or services received. The Group shall measure the unidentifiable goods or services received (or to be received) as the difference between the fair value of the share-based payment and the fair value of any identifiable goods or services received (or to be received) on the grant date.

Therefore, the Group recognized the difference between the cash consideration received from and the fair value of the Additional Series C Preferred Shares on the issuance date as a share-based compensation in the amount of approximately RMB 19.7 million for the year ended December 31, 2020.

Share-based compensation expenses included in the consolidated statements of loss for the years ended December 31, 2019, 2020 and 2021 is as follows:

	Year Ended December 31,
	2019	2020	2021
	RMB’000	RMB’000	RMB’000
Research and development expenses (Note 6)	3,635	3,523	26,532
Administrative expenses (Note 5(ii), Note 6)	240	21,667	31,331
	3,875	25,190	57,863

Upon completion of the IPO, all issued and outstanding Additional Series C Preferred Shares were converted to ordinary share on a one-for-one basis.